Summary of Significant Accounting Policies - Schedule of effect of adoption of ASC 842 (Details) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Jan. 01, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Operating lease, right-of-use assets	$ 6,535	$ 6,669	$ 6,873	$ 0
Other liabilities			0	14
Deferred rent, non-current			0	1,567
Operating lease liabilities, non-current	$ 8,870	$ 9,071	$ 8,551	0
Adjustments from adoption of ASC 842 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Operating lease, right-of-use assets				6,873
Other liabilities				(14)
Deferred rent, non-current				(1,567)
Operating lease liabilities, non-current				$ 8,551